EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends and interest on capital
Minimum annual mandatory dividend (as a percent)												30.00%
Related tax benefit arising from the recording of interest on shareholders' capital as financial expense for tax purposes											R$ 98,327	R$ 0
Appropriation of retained earnings
Net income											2,365,763	1,203,736	R$ 2,303,868
Constitution of legal reserve											0	0	0
Constitution of the tax incentives reserve											0	0	0
Dividends and interest on capital											(779,662)	(370,167)	(770,363)
Constitution of investments and working capital reserve											R$ 0	0	0
Credit: November 6, 2020
Dividends and interest on capital
Dividends paid (in R$/share)		R$ 0.12
Outstanding shares		1,701,161
Credit: December 21, 2020
Dividends and interest on capital
Interest on capital paid (in R$/share)	R$ 0.17										R$ 0.17
Outstanding shares	1,701,161										1,701,161
Credit: March 11, 2021
Dividends and interest on capital
Interest on capital paid (in R$/share)	R$ 0.13										R$ 0.13
Outstanding shares	1,701,161										1,701,161
Retained earnings
Appropriation of retained earnings
Net income											R$ 2,365,763	1,203,736	2,303,868
Constitution of legal reserve											(109,649)	(55,876)	(115,193)
Constitution of the tax incentives reserve											(172,792)	(86,216)	(17,051)
Net income (loss) before dividends and interest on capital											2,083,322	1,061,644	2,171,624
Dividends and interest on capital											(714,487)	(356,539)	(765,339)
Net income (loss) before constitution of investments and working capital reserve											1,368,835	705,105	1,406,285
Constitution of investments and working capital reserve											(1,368,835)	(705,105)	(1,406,285)
Total Parent company's interest
Appropriation of retained earnings
Constitution of legal reserve											0	0	0
Constitution of the tax incentives reserve											0	0	0
Dividends and interest on capital											(714,487)	(356,539)	(765,339)
Constitution of investments and working capital reserve											0	0	0
Dividends and interest on capital
Dividends			R$ 50,968		R$ 118,817	R$ 118,803	R$ 169,616
Interest									R$ 238,293	R$ 136,152
Interest and Dividends											R$ 714,487	R$ 356,539	R$ 765,339
Credit per share (R$)											R$ 0.42	R$ 0.21	R$ 0.45
Total Parent company's interest | Credit: November 6, 2020
Dividends and interest on capital
Dividends		R$ 204,139		R$ 67,951				R$ 221,278
Total Parent company's interest | Credit: December 21, 2020
Dividends and interest on capital
Interest	R$ 289,197
Total Parent company's interest | Credit: March 11, 2021
Dividends and interest on capital
Interest	R$ 221,151